INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	R$ 4,492.1	R$ 3,684.0	R$ 4,651.2
Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	6.8	7.3
Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,836.5)	(2,141.9)
Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	786.3	971.6
Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	3,460.1	3,880.2
Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2.5)	28.4
Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(106.7)	(208.4)
Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	7.6	8.8
Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	270.2	101.1
Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(859.3)	(1,269.4)
Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2,136.2)
Temporary Differences Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(383.7)
Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	1,605.8	1,533.4
Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(75.2)	(47.1)
Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(82.6)	(121.6)
Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	122.5	R$ (269.4)
Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	776.6
Not later than one year [member] | Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1.4)
Not later than one year [member] | Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	72.0
Not later than one year [member] | Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(242.4)
Not later than one year [member] | Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1.9)
Not later than one year [member] | Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(123.7)
Not later than one year [member] | Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	0.2
Not later than one year [member] | Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	378.5
Not later than one year [member] | Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2.7)
Not later than one year [member] | Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	794.1
Not later than one year [member] | Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(16.4)
Not later than one year [member] | Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(82.6)
Not later than one year [member] | Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	11.0
Not later than one year [member] | Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	784.7
Later than one year [member] | Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	6.8
Later than one year [member] | Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,835.1)
Later than one year [member] | Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	714.3
Later than one year [member] | Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	3,702.5
Later than one year [member] | Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(0.6)
Later than one year [member] | Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	17.0
Later than one year [member] | Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	7.4
Later than one year [member] | Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(108.3)
Later than one year [member] | Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(856.6)
Later than one year [member] | Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(2,136.2)
Later than one year [member] | Temporary Differences Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(383.7)
Later than one year [member] | Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	811.7
Later than one year [member] | Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(58.8)
Later than one year [member] | Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Later than one year [member] | Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	111.5
Later than one year [member] | Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	R$ (8.1)